Earnings/(Loss) per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Numerator:
Net income/(Loss)	$ 8,966	$ (231)	$ 18,308	$ 5,212
Denominator (number of shares):
Basic weighted average common shares outstanding	109,611	108,975	109,608	108,794
Diluted weighted average common shares outstanding	109,611	108,975	109,608	108,794